Jensen Global Quality Growth Fund
Schedule of Investments
February 28, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.43%
Canada - 7.18%
Alimentation Couche-Tard, Inc.	28,430	$1,115,892
Canadian National Railway Co.	12,380	1,535,804
		2,651,696
Cayman Islands - 2.45%
JD.com, Inc. - Class A (a)	726	25,939
Tencent Holdings Ltd.	16,250	876,871
		902,810
Finland - 1.42%
Kone Oyj - Class B	9,010	525,767

France - 1.64%
Hermes International	440	606,778

Germany - 3.20%
SAP SE	10,480	1,182,189

Ireland - 3.29%
Accenture PLC - Class A	3,840	1,213,516

Spain - 2.65%
Amadeus IT Group SA (a)	14,820	977,776

Switzerland - 2.71%
Nestle SA	7,670	999,368

Taiwan, Province of China - 3.96%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13,650	1,460,687

United Kingdom - 13.68%
AstraZeneca PLC	13,660	1,660,333
Compass Group PLC	58,130	1,313,923
Diageo PLC	27,730	1,373,817
GlaxoSmithKline PLC	33,630	701,328
		5,049,401
United States - 56.25%
3M Co.	6,590	979,604
Alphabet, Inc. - Class A (a)	640	1,728,730
Apple, Inc.	8,870	1,464,614
Automatic Data Processing, Inc.	5,580	1,140,775
Becton Dickinson and Co.	4,210	1,142,089
Broadridge Financial Solutions, Inc.	3,480	508,811
Equifax, Inc.	4,710	1,028,381
Home Depot, Inc.	2,430	767,467
Intuit, Inc.	1,710	811,173
Johnson & Johnson	6,480	1,066,414
Mastercard, Inc. - Class A	2,100	757,722
Microsoft Corp.	5,480	1,637,368
NIKE, Inc. - Class B	7,840	1,070,552
PepsiCo, Inc.	9,380	1,535,881
Pfizer, Inc.	26,230	1,231,236
Starbucks Corp.	12,430	1,140,950
Stryker Corp.	5,080	1,337,818
Texas Instruments, Inc.	4,480	761,555
Verisk Analytics, Inc.	3,650	647,291
		20,758,431
TOTAL COMMON STOCKS (Cost $32,394,702)		36,328,419

SHORT-TERM INVESTMENTS - 1.28%
United States - 1.28%
First American Treasury Obligations Fund - Class X, 0.013% (b)	472,110	472,110
TOTAL SHORT-TERM INVESTMENTS (Cost $472,110)		472,110

Total Investments (Cost $32,866,812) - 99.71%		36,800,529
Other Assets in Excess of Liabilities - 0.29%		105,223
TOTAL NET ASSETS - 100.00%		$36,905,752

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield as of February 28, 2022.

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Liability Company.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at February 28, 2022

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$26,084,330	$10,244,089	$-	$36,328,419
Short-Term Investments	472,110	-	-	472,110
Total Investments in Securities	$26,556,440	$10,244,089	$-	$36,800,529

* For further breakdown of common stocks by country, please refer to the Schedule of Investments.

For the period ended February 28, 2022 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.